AMOUNTS DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Amounts Due From Related Parties
AMOUNTS DUE FROM RELATED PARTIES

NOTE－6 AMOUNTS DUE FROM RELATED PARTIES

Amounts due from related parties consisted of the following:

	As of December 31,
	2024	2023
	US$’000	US$’000

Due from related parties:
- MWE Investment Pte Ltd(1)	10	9
- P4 Engineering Industrial Pte Ltd(2)	2,187	1,059
- Yin Zhan Holding Pte Ltd(3)	2	-
- MWE Investments Ltd(4)	1	-

Due from related parties	2,200	1,068

The related party of the Company is as follows:

(1)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(2)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors, and Mr. James Lim and Ms. Lee NG also the shareholders and hold 100% stake in P4 Engineering Industrial Pte Ltd.
(3)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.
(4)	Mr. James Lim and Ms. Lee NG are the directors, and they are also the shareholders and hold 100% stake in MWE Investments Ltd.

The amounts are unsecured, interest-free and repayable on demand.